Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables [Abstract]
Accounts receivable	$ 130,588	$ 17,995
Less: allowance for doubtful account	(66,852)	(796)
Accounts receivable, net	63,736	17,199
VAT receivable	192,154	94,085
Other	3,248	558
Total	$ 259,138	$ 111,842